Significant Accounting Policies - Net Loss per Member Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies
Net loss	$ (328)	$ (1,754)	$ (3,546)	$ (4,984)
Class A
Significant Accounting Policies
Percentage of earning and losses allocated to member units	51.00%		49.00%
Net loss	$ (161)	$ (859)	$ (1,738)	$ (2,442)
Basic weighted average units outstanding (in shares)	95,555,554	95,555,554	95,555,554	85,825,570
Diluted weighted average units outstanding (in shares)	95,555,554	95,555,554	95,555,554	85,825,570
Basic net loss per member unit (in dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)
Diluted net loss per member unit (in dollars per share)	$ 0	$ (0.01)	$ (0.02)	$ (0.03)
Class B
Significant Accounting Policies
Percentage of earning and losses allocated to member units	49.00%		51.00%
Net loss	$ (167)	$ (895)	$ (1,808)	$ (2,542)
Basic weighted average units outstanding (in shares)	16,666,666	16,666,666	16,666,666	16,666,666
Diluted weighted average units outstanding (in shares)	16,666,666	16,666,666	16,666,666	16,666,666
Basic net loss per member unit (in dollars per share)	$ (0.01)	$ (0.05)	$ (0.11)	$ (0.15)
Diluted net loss per member unit (in dollars per share)	$ (0.01)	$ (0.05)	$ (0.11)	$ (0.15)